Acquisitions/ Divestitures - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 05, 2019	Sep. 13, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Pre-tax gain on sale of business				$ (40,700)	$ 0	$ 0
SinglePlatform | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business Acquisition [Line Items]
Cash consideration received	$ 51,000
Pre-tax gain on sale of business			$ (40,700)
Revenues				$ 25,400	$ 28,400
Ecomdash
Business Acquisition [Line Items]
Aggregate purchase price		$ 9,600
Cash payment for acquisition at closing		$ 8,900